Income tax incurred and deferred: IT Provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure by geographical areas:
IT provision	$ 1,728,507	$ 729,155	$ 1,978,102
Mexico
Disclosure by geographical areas:
Current IT	1,749,031	631,471	1,864,384
Deferred IT	(128,254)	117,924	57,023
IT provision	1,620,777	749,395	1,921,407
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Current IT	886	(16)	433
Deferred IT	37,979	42,546	38,146
IT provision	38,865	42,530	38,579
Colombia (Airplan)
Disclosure by geographical areas:
Current IT	74,862	2,916	110,910
Deferred IT	(5,997)	(65,686)	(92,794)
IT provision	$ 68,865	$ (62,770)	$ 18,116